COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of shares of common stock reserved for issuance

The Company had shares of common stock reserved for issuance as follows:

	Year ended December 31,
	2016	2015
Outstanding warrants to purchase common stock	67,302,668	13,980,000
Outstanding Options to purchase common stock	778,761	778,761
Approved but not Outstanding Options to purchase common stock	—	3,175,000
Unvested Common Stock under the 2014 Incentive Plan	962,500	7,316,667
Common Stock reserved under the 2016 Incentive Plan	30,000,000	—
Option to purchase Common Stock reserved under the 2016 Incentive Plan	15,000,000	—
Common Stock reserved under the October 2016 Offering	57,000,000	—
Total shares reserved for issuance	171,043,929	25,250,428